CASH FLOW – OTHER ITEMS (Tables)	6 Months Ended
Jun. 30, 2024
Cash flow statement [Abstract]
Schedule of cash flow - other items	Cash Flow - Other Items

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	$—	($1)	$—	($2)
Loss on warrant investments at FVPL	1	3	3	5
Tanzania education program	—	—	—	30
Tax interest and penalties	61	—	61	—
Share-based compensation expense	5	6	18	25
Change in estimate of rehabilitation costs at closed mines	(9)	(13)	(11)	9
Inventory impairment charges	8	1	22	10
Non-cash revenue recognized on Pueblo Viejo gold and silver streaming agreement	(9)	(7)	(16)	(17)
Change in other assets and liabilities	(40)	(13)	(59)	20
Settlement of share-based compensation	(7)	—	(46)	(29)
Settlement of rehabilitation obligations	(39)	(39)	(71)	(77)
Other operating activities	($29)	($63)	($99)	($26)
Cash flow arising from changes in:
Accounts receivable	$42	($31)	$81	($25)
Inventory	40	(3)	12	(75)
Value added taxes receivable[1,2]	(52)	(53)	(151)	(94)
Other current assets[2]	(12)	(8)	(13)	29
Accounts payable	91	71	(50)	(48)
Other current liabilities	3	(9)	(8)	(11)
Change in working capital	$112	($33)	($129)	($224)
[1] Excludes $12 million (2023: $28 million) for the three months ended June 30, 2024 and $29 million (2023: $56 million) for the six months ended June 30, 2024 of VAT receivables that were settled against offsetting of income taxes payable and $8 million (2023: $73 million) for the three months ended June 30, 2024 and $8 million (2023: $98 million) for the six months ended June 30, 2024 of VAT receivables that were settled against offsetting of other duties and liabilities.
[2] 2023 figures have been changed to present VAT receivables separately from other current assets.